UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-14805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary C. Johnston
Title:     Chief Compliance Officer
Phone:     (239) 213-9399

Signature, Place, and Date of Signing:

 /s/   Mary C. Johnston     Naples, FL     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,204,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2815       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702   126834  1413980 SH       SOLE                  1413980        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    73131  1995948 SH       SOLE                  1995948        0        0
CENOVUS ENERGY INC             COM              15135U109    78114  2330367 SH       SOLE                  2330367        0        0
CROWN HOLDINGS INC             COM              228368106    79498  2159689 SH       SOLE                  2159689        0        0
DELL INC                       COM              24702R101    26405  2604689 SH       SOLE                  2604689        0        0
DIRECTV                        COM              25490A309    87146  1737369 SH       SOLE                  1737369        0        0
FISERV INC                     COM              337738108    88618  1121321 SH       SOLE                  1121321        0        0
LOWES COS INC                  COM              548661107    85241  2399799 SH       SOLE                  2399799        0        0
MOODYS CORP                    COM              615369105    58502  1162592 SH       SOLE                  1162592        0        0
ORACLE CORP                    COM              68389X105   102180  3066630 SH       SOLE                  3066630        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    93756  6528961 SH       SOLE                  6528961        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104   117578  3167501 SH       SOLE                  3167501        0        0
US BANCORP DEL                 COM NEW          902973304      447    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    88720  1485191 SH       SOLE                  1485191        0        0
WELLS FARGO & CO NEW           COM              949746101    95292  2787952 SH       SOLE                  2787952        0        0